[VERSION A]


                       PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
                    PHOENIX HOME LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                               THE PHOENIX EDGE(R)


         SUPPLEMENT DATED JUNE 5, 2000 TO PROSPECTUS DATED MAY 26, 2000
      The information contained in this supplement updates your prospectus.


================================================================================
THE FOLLOWING INVESTMENT OPTIONS ARE ADDED TO THE FIRST PAGE OF YOUR PROSPECTUS:

THE ALGER AMERICAN FUND                                 FIDELITY(R) VARIABLE INSURANCE PRODUCTS
------------------------                                ----------------------------------------
  MANAGED BY FRED ALGER MANAGEMENT, INC                    MANAGED BY FIDELITY MANAGEMENT & RESEARCH COMPANY
  [diamond]  Alger American Leveraged AllCap Portfolio     [diamond]  VIP Contrafund(R) Portfolio
                                                           [diamond]  VIP Growth Opportunities Portfolio
                                                           [diamond]  VIP Growth Portfolio

These funds are not yet available to California residents and are pending California state approval.

================================================================================
In the "Special Terms" section of your prospectus the 'Funds' entry is replaced by the following:

FUNDS: The Phoenix Edge Series Fund, The Alger American Fund, Deutsche Asset Management VIT Funds, Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, The Universal Institutional Funds, Inc., and Wanger Advisors Trust.

================================================================================
THE FOLLOWING ARE ADDITIONS TO THE SECTION TITLED "INVESTMENTS OF THE VUL ACCOUNT" IN YOUR PROSPECTUS:


THE ALGER AMERICAN FUND
     A certain subaccount invests in a corresponding portfolio of The Alger American Fund. The following portfolio is currently available:

   ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO: The investment objective of the portfolio is long-term capital appreciation. It invests primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. The portfolio invests primarily in "growth" stocks. Under normal circumstances, the portfolio invests in the equity securities of companies of any size, which demonstrate promising growth potential. The portfolio can leverage, that is, borrow money, up to one-third of its total assets to buy additional securities.

FIDELITY(R) VARIABLE INSURANCE PRODUCTS
     Certain subaccounts invest in a corresponding portfolio of the Fidelity(R) Variable Insurance Products. The following portfolios are currently available:

   VIP CONTRAFUND(R) PORTFOLIO: The investment objective of the portfolio is to seek long-term capital appreciation. Principal investment strategies include:
   o Normally investing primarily in common stocks.
   o Investing in securities of companies whose value it believes is not fully recognized by the public.
   o Investing in domestic and foreign issuers.
   o Investing in either "growth" stocks or "value" stocks or both.
   o Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.


TF590                                                               Page 1 of 2

   VIP GROWTH OPPORTUNITIES PORTFOLIO: The investment objective of the portfolio is to seek to provide capital growth. Principal investment strategies include:
   o Normally investing primarily in common stocks.
   o Potentially investing in other types of securities, including bonds which may be lower-quality debt securities.
   o Investing in domestic and foreign issuers.
   o Investing in either "growth" stocks or "value" stocks or both.
   o Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

   VIP GROWTH PORTFOLIO: The investment objective of the portfolio is to seek to achieve capital appreciation. Principal investment strategies include:
   o Normally investing primarily in common stocks.
   o Investing in companies that it believes have above-average growth potential.
   o Investing in securities of domestic and foreign issuers.
   o Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

================================================================================
THE FOLLOWING ADVISORS AND THEIR INVESTMENT OPTIONS ARE ADDED TO THE
"INVESTMENT ADVISORS" SECTION IN YOUR PROSPECTUs:

[diamond] Fred Alger Management, Inc.                      [diamond]   Fidelity Management & Research Company
          o  Alger American Leveraged AllCap Portfolio                 o  VIP Contrafund(R) Portfolio
                                                                       o  VIP Growth Opportunities Portfolio
                                                                       o  VIP Growth Portfolio

================================================================================
THE FOLLOWING ARE ADDED TO THE CHARTS IN "PERFORMANCE HISTORY," APPENDIX A:
================================================================================

                          AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 1999
===============================================================================================================
SUBACCOUNT                                    INCEPTION DATE   1 YEAR      5 YEARS    10 YEARS  SINCE INCEPTION
===============================================================================================================
Alger American Leveraged AllCap Portfolio..................  1/25/95       65.66%      N/A      N/A      43.74%
---------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio................................. 11/3/97       15.50%      N/A      N/A      20.20%
---------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio.........................  11/3/97       -3.08%      N/A      N/A      10.88%
---------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio......................................   11/3/97       27.72%      N/A      N/A      30.55%
===============================================================================================================
                                              ANNUAL TOTAL RETURN
===============================================================================================================
                                                             1996            1997           1998          1999
                             SERIES
================================================================================================================
Alger American Leveraged AllCap Portfolio.................    11.48%         19.08%         57.04%        77.17%
----------------------------------------------------------------------------------------------------------------
VIP Contrafund(R)Portfolio................................     N/A            N/A           29.29%        23.53%
----------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio........................     N/A            N/A           23.88%         3.66%
----------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio.....................................      N/A            N/A           38.68%        36.60%
================================================================================================================

================================================================================


       KEEP THIS SUPPLEMENT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

TF590                                                               Page 2 of 2

                                                                     [VERSION B]

                   PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
                PHOENIX HOME LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                            THE PHOENIX EDGE(R)--SPVL


          SUPPLEMENT DATED JUNE 5, 2000 TO PROSPECTUS DATED MAY 1, 2000 The information contained in this supplement updates your prospectus.


================================================================================
THE FOLLOWING INVESTMENT OPTIONS ARE ADDED TO THE FIRST PAGE OF YOUR PROSPECTUS:

THE ALGER AMERICAN FUND                              FIDELITY(R) VARIABLE INSURANCE PRODUCTS
-----------------------                              ---------------------------------------
   MANAGED BY FRED ALGER MANAGEMENT, INC.               MANAGED BY FIDELITY MANAGEMENT & RESEARCH COMPANY
   o   Alger American Leveraged AllCap Portfolio        o  VIP Contrafund(R)Portfolio
                                                        o  VIP Growth Opportunities Portfolio
                                                        o  VIP Growth Portfolio

These funds are not yet available to California residents and are pending
California state approval.

================================================================================
THE FOLLOWING IS ADDED TO THE INFORMATION IN THE "FUND ANNUAL EXPENSES" CHART IN
PART I OF THE PROSPECTUS:

FUND ANNUAL EXPENSES (AS A PERCENTAGE OF FUND AVERAGE NET ASSETS)
----------------------------------------------------------------------------------------------------------------------------
                                                                            OTHER EXPENSES  TOTAL EXPENSES  TOTAL EXPENSES
                                               MANAGEMENT      RULE 12B-1       BEFORE          BEFORE          AFTER
SERIES                                            FEES            FEES      REIMBURSEMENT   REIMBURSEMENT   REIMBURSEMENT
----------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND
----------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio         .85%             N/A           .08%(7)         .93%            .93%

FIDELITY(R) VARIABLE INSURANCE PRODUCTS
----------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio(8)                    .58%             .10%          .10%            .78%            .75%(10)
VIP Growth Opportunities Portfolio(9)             .58%             .10%          .11%            .79%            .78%(10)
VIP Growth Portfolio(9)                           .58%             .10%          .09%            .77%            .75%(10)
----------------------------------------------------------------------------------------------------------------------------

7    Included in "Other Expenses" is 0.01% of interest expense.
8 Effective November 3, 1997, the advisor has voluntarily agreed to reimburse the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed 1.10%. This arrangement can be discontinued at any time.
9 Effective November 3, 1997, the advisor has voluntarily agreed to reimburse the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed 1.60%. This arrangement can be discontinued at any time.
10 A portion of the brokerage commissions that the fund pays is used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce custodian expenses.


TF 603                                                               Page 1 of 3

================================================================================
ADD THE FOLLOWING PARAGRAPHS TO THE SECTION TITLED "ADDITIONAL RIDER BENEFITS" IN YOUR PROSPECTUS:

GUARANTEED DEATH BENEFIT RIDER
     While this rider is in effect, on any monthly calculation day that the policy's cash surrender value is not sufficient to pay the required monthly deduction, and if no loan balance is outstanding, the policy will continue inforce during that policy month and the grace period and lapse provision will not apply. The monthly deduction will continue to be deducted from the policy value to the extent possible and we will waive any excess of the monthly deduction not covered. The rider does not provide protection agains lapse if there is any outstanding loan balance. The rider will terminate on the earliest of the following:


o    the Rider Expiry Date; or

o upon termination of the policy for any reason including surrender, lapse or death of the insured.

There is no charge for this rider.

================================================================================

THE FOLLOWING ARE ADDITIONS TO THE SECTION TITLED "INVESTMENTS OF THE VUL ACCOUNT" IN YOUR PROSPECTUS:


THE ALGER AMERICAN FUND
     A certain subaccount invests in a corresponding portfolio of The Alger American Fund. The following portfolio is currently available:

     ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO: The investment objective of the portfolio is long-term capital appreciation. It invests primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. The portfolio invests primarily in "growth" stocks. Under normal circumstances, the portfolio invests in the equity securities of companies of any size, which demonstrate promising growth potential. The portfolio can leverage, that is, borrow money, up to one-third of its total assets to buy additional securities.

FIDELITY(R) VARIABLE INSURANCE PRODUCTS
     Certain subaccounts invest in a corresponding portfolio of the Fidelity(R) Variable Insurance Products. The following portfolios are currently available:

     VIP CONTRAFUND(R)PORTFOLIO: The investment objective of the portfolio is to seek long-term capital appreciation. Principal investment strategies include:
     o  Normally investing primarily in common stocks.
     o Investing in securities of companies whose value it believes is not fully recognized by the public.
     o  Investing in domestic and foreign
        issuers.
     o  Investing in either "growth" stocks or "value" stocks or both.
     o Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

     VIP GROWTH OPPORTUNITIES PORTFOLIO: The investment objective of the portfolio is to seek to provide capital growth. Principal investment strategies include:
     o  Normally investing primarily in common stocks.
     o Potentially investing in other types of securities, including bonds which may be lower-quality debt securities.
     o  Investing in domestic and
        foreign issuers.
     o  Investing in either "growth" stocks or "value" stocks or both.
     o Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

     VIP GROWTH PORTFOLIO: The investment objective of the portfolio is to seek to achieve capital appreciation. Principal investment strategies include:
     o  Normally investing primarily in common stocks.
     o Investing in companies that it believes have above-average growth potential.
     o  Investing in securities of domestic and foreign issuers.
     o Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

TF 603                                                               Page 2 of 3

================================================================================
THE FOLLOWING INVESTMENT ADVISORS AND THEIR INVESTMENT OPTIONS ARE ADDED TO THE "INVESTMENT ADVISORS" SECTION IN YOUR PROSPECTUS:

[diamond]  Fred Alger Management, Inc.                    [diamond]  Fidelity Management & Research Company
           o  Alger American Leveraged AllCap Portfolio              o  VIP Contrafund(R) Portfolio
                                                                     o  VIP Growth Opportunities Portfolio
                                                                     o  VIP Growth Portfolio


================================================================================
IN APPENDIX A, THE "GLOSSARY OF SPECIAL TERMS" SECTION OF YOUR PROSPECTUS, THE 'FUNDS' IS REPLACED BY THE FOLLOWING:

FUNDS: The Phoenix Edge Series Fund, The Alger American Fund, Deutsche Asset Management VIT Funds, Federated Insurance Series, Fidelity(R)Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, The Universal Institutional Funds, Inc., and Wanger Advisors Trust.

================================================================================
THE FOLLOWING ARE ADDED TO THE CHARTS IN "PERFORMANCE HISTORY," APPENDIX B:

============================================================================================================================
                            AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 1999
============================================================================================================================
                                                                                                                 SINCE
SUBACCOUNT                                               INCEPTION DATE    1 YEAR      5 YEARS     10 YEARS    INCEPTION
============================================================================================================================
Alger American Leveraged AllCap Portfolio................    1/25/95       75.80%        N/A         N/A         44.79%
----------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R)Portfolio...............................    11/3/97       22.47%        N/A         N/A         23.01%
----------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio.......................    11/3/97        2.74%        N/A         N/A         13.46%
----------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio.....................................    11/3/97       35.47%        N/A         N/A         33.65%
============================================================================================================================

                                                    ANNUAL TOTAL RETURN
============================================================================================================================
                                                                            1996        1997         1998         1999
                                SERIES
============================================================================================================================
 Alger American Leveraged AllCap Portfolio..............................   12.04%      19.68%       57.83%       78.06%
----------------------------------------------------------------------------------------------------------------------------
 VIP Contrafund(R)Portfolio.............................................     N/A         N/A        29.94%       24.15%
----------------------------------------------------------------------------------------------------------------------------
 VIP Growth Opportunities Portfolio.....................................     N/A         N/A        24.51%        4.18%
----------------------------------------------------------------------------------------------------------------------------
 VIP Growth Portfolio...................................................     N/A         N/A        39.38%       37.29%
============================================================================================================================

================================================================================


         KEEP THIS SUPPLEMENT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

TF 603                                                               Page 3 of 3